Financial Instruments and Concentration of Risks (Tables)	12 Months Ended
Aug. 31, 2018
Financial Instruments And Concentration Of Risks
Schedule of exposure to credit risk	The Company’s maximum exposure to credit risk is as follows:
	August 31, 2018 ($)	August 31, 2017 ($)
Cash	28,906	1,040
Balance	28,906	1,040

Schedule of contractual maturities of financial liabilities

The following table illustrates the contractual maturities of financial liabilities:

August 31, 2018	Payments Due by Period $
		Less than 1	1-3	4-5	After 5
	Total	year	years	years	years
Trade and other payables	703,306	703,306	—	—	—
Shareholder loans	79,910	79,910	—	—	—
Advances from related party	49,415	49,415	—	—	—
Total	832,361	832,361	—	—	—

August 31, 2017	Payments Due by Period $
		Less than 1	1-3	4-5	After 5
	Total	year	years	years	years
Trade and other payables	529,823	529,823	—	—	—
Total	529,823	529,823	—	—	—

Schedule of assets and liabilities denominated in US dollars

The following assets and liabilities are denominated in US dollars as at the year-end set out below:

	August 31, 2018 ($)	August 31, 2017 ($)
Cash	643	77
Prepaid expenses and deposits	—	—
Trade and other payables	(39,640)	(38,777)
Net liabilities denominated in US$	(38,997)	(38,700)
Net liabilities CDN dollar equivalent at period end (1)	(50,910)	(48,514)

(1) Translated at the exchange rate in effect at August 31, 2018 $1.3055 (August 31, 2017 $1.2536)

Schedule of estimated sensitivity from change in exchange rate

The following table shows the estimated sensitivity of the Company’s total loss for the periods set out from a change in the US dollar exchange rate in which the Company has exposure with all other variables held constant.

	August 31, 2018		August 31, 2017
	Increase	Decrease	Increase	Decrease
Percentage change	In total loss from a change in %		In total loss from a change in %
in US Dollar	in the US Exchange Rate ($)		in the US Exchange Rate ($)
5%	(3,323)	3,323	(3,041)	3,041
10%	(6,646)	6,646	(6,082)	6,082
15%	(9,969)	9,969	(9,123)	9,123

Schedule of valuations for the asset or liability not based on observable market data

		August 31, 2018		August 31, 2017
Financial Instrument Classification	Level	Carrying Value ($)	Fair Value ($)	Carrying Value ($)	Fair Value ($)
Fair value through profit or loss:
Cash	1	28,906	28,906	1,040	1,040
Other financial liabilities:
Trade and other payables		703,306	703,306	529,823	529,823
Advance from related party		49,415	49,415	—	—
Shareholder loans		79,910	79,910	—	—